Income Taxes - Classification of Deferred Tax Assets and Liabilities in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred tax assets within other non-current assets	$ 293	$ 324
Deferred tax liabilities within non-current liabilities	(450)	(701)
Net deferred tax assets (liabilities)	$ (157)	$ (377)